FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 3 — FINANCIAL INSTRUMENTS

Financial instruments that are measured at fair value for disclosure purposes only

As of September 30, 2020, the carrying amount of the cash and cash equivalents, trade receivables, other accounts receivable, bank deposits, pledged deposits, trade payables, and other accounts payable and derivatives is identical or approximate to their fair values due to the short lifetime of these items.